Share-based Compensation - Valuation assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation.
Expected volatility			57.30%
Weighted average volatility			57.30%
Expected dividends		0.00%	0.00%
Risk-free rate			3.10%
Contractual term (in years)	0 years	0 years	10 years
Enterprise value			$ 0.65